TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
Trade Accounts Receivables [abstract]
TRADE ACCOUNTS RECEIVABLE	TRADE ACCOUNTS RECEIVABLE
See accounting policy in Note 26.

	Note	12.31.2025	12.31.2024
Foreign customers		255.6	293.8
Accounts receivable due from related parties	12.2	13.0	11.4
Domestic customers		29.1	29.8
		297.7	335.0
Expected credit losses		(6.6)	(12.2)
		291.1	322.8
Current		289.4	320.8
Non-current		1.7	2.0
For information on the measurement of expected credit losses and the aging of trade receivables, see Note 26.1.3.